Document and Entity Information	Jul. 07, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Air Products & Chemicals, Inc.
Amendment Flag	false
Entity Central Index Key	0000002969
Document Type	8-K
Document Period End Date	Jul. 07, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	1940 Air Products Boulevard Allentown
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18106-5500
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
A 0500 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
A 2.950 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Euro Notes due 2031
Trading Symbol	APD31
Security Exchange Name	NYSE
M 0.800 Euro Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE
M 3.250 Euro Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Euro Notes due 2032
Trading Symbol	APD32B
Security Exchange Name	NYSE
A 4000 Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Euro Notes due 2035
Trading Symbol	APD35
Security Exchange Name	NYSE
A 3.450 Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.450% Euro Notes due 2037
Trading Symbol	APD37
Security Exchange Name	NYSE